DISCONTINUED OPERATIONS - Additional information (Details) - Mining pool operation - Discontinued Operations $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 29, 2024 USD ($) item $ / shares	May 31, 2025 USD ($) item	Oct. 31, 2024 USD ($) item	Dec. 28, 2023 USD ($)
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Consideration				$ 5,000
Initial payment				3,000
Second payment				1,000
Third payment				$ 1,000
Consideration by retaining | item	71.37
Fair value of retained bitcoins	$ 3,000
Price per bitcoin | $ / shares	$ 42
Proceeds from second payment		$ 1,000	$ 1,000
USDT
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Proceeds from second payment in the form of cryptocurrency | item		1,000,000	1,000,000